Stock-Based Compensation (Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35.76	$ 42.34	$ 41.43
Black Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35.76	$ 42.34	$ 41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months